Derivatives	12 Months Ended
Dec. 31, 2022
Derivatives Abstract
Derivatives

Note 6 - Derivatives

ITAÚ UNIBANCO HOLDING trades in derivative financial instruments with various counterparties to manage its overall exposures and to assist its customers in managing their own exposures.

Futures - Interest rate and foreign currency futures contracts are commitments to buy or sell a financial instrument at a future date, at an agreed price or yield, and may be settled in cash or through delivery. The notional amount represents the face value of the underlying instrument. Commodity futures contracts or financial instruments are commitments to buy or sell commodities (mainly gold, coffee and orange juice) on a future date, at an agreed price, which are settled in cash. The notional amount represents the quantity of such commodities multiplied by the future price on the contract date. Daily cash settlements of price movements are made for all instruments.

Forwards - Interest rate forward contracts are agreements to exchange payments on a specified future date, based on the variation in market interest rates from trade date to contract settlement date. Foreign exchange forward contracts represent agreements to exchange the currency of one country for the currency of another at an agreed price, on an agreed settlement date. Financial instrument forward contracts are commitments to buy or sell a financial instrument on a future date at an agreed price and are settled in cash.

Swaps - Interest rate and foreign exchange swap contracts are commitments to settle in cash on a future date or dates the differentials between two specific financial indices (either two different interest rates in a single currency or two different rates each in a different currency), as applied to a notional principal amount. Swap contracts shown under Other in the table below correspond substantially to inflation rate swap contracts.

Options - Option contracts give the purchaser, for a fee, the right, but not the obligation, to buy or sell a financial instrument within a limited time, including a flow of interest, foreign currencies, commodities, or financial instruments at an agreed price that may also be settled in cash, based on the differential between specific indices.

Credit Derivatives - Credit derivatives are financial instruments with value deriving from the credit risk on debt issued by a third party (the reference entity), which permits one party (the buyer of the hedge) to transfer the risk to the counterparty (the seller of the hedge). The seller of the hedge must pay out as provided for in the contract if the reference entity undergoes a credit event, such as bankruptcy, default or debt restructuring. The seller of the hedge receives a premium for the hedge but, on the other hand, assumes the risk that the underlying instrument referenced in the contract undergoes a credit event, and the seller may have to make payment to the purchaser of the hedge for up to the notional amount of the credit derivative.

The total value of margins pledged in guarantee by ITAÚ UNIBANCO HOLDING was R$ 12,155 (R$ 11,011 at 12/31/2021) and was basically comprised of government securities.

Further information on parameters used to management risks, may be found in Note 32 – Risk and Capital Management.

a) Derivatives Summary

See below the composition of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument, stated fair value and maturity date.

	12/31/2022
	Fair value (1)%		0-30	31-90	91-180	181-365	366-720	Over 720 days
Assets
Swaps – adjustment receivable	46,902	59.9%	4,866	1,022	1,635	2,842	8,261	28,276
Option agreements	23,671	30.3%	15,610	923	1,443	4,283	802	610
Forwards	601	0.8%	460	74	58	3	-	6
Credit derivatives	492	0.6%	3	-	10	9	9	461
NDF - Non Deliverable Forward	6,140	7.9%	1,632	1,095	926	1,220	995	272
Other Derivative Financial Instruments	402	0.5%	1	28	1	5	26	341
Total	78,208	100.0%	22,572	3,142	4,073	8,362	10,093	29,966
% per maturity date			28.9%	4.0%	5.2%	10.7%	12.9%	38.3%

	12/31/2022
	Fair value (1)%		0-30	31-90	91-180	181-365	366-720	Over 720 days
Liabilities
Swaps – adjustment payable	(39,068)	50.8%	(2,835)	(881)	(1,241)	(2,992)	(7,344)	(23,775)
Option agreements	(29,882)	38.9%	(3,221)	(2,973)	(9,214)	(12,900)	(901)	(673)
Forwards	(65)	0.1%	(55)	(5)	-	(5)	-	-
Credit derivatives	(604)	0.8%	-	-	(2)	(1)	(7)	(594)
NDF - Non Deliverable Forward	(6,626)	8.6%	(1,672)	(1,722)	(863)	(1,213)	(707)	(449)
Other Derivative Financial Instruments	(616)	0.8%	(219)	(37)	(12)	(53)	(97)	(198)
Total	(76,861)	100.0%	(8,002)	(5,618)	(11,332)	(17,164)	(9,056)	(25,689)
% per maturity date			10.4%	7.3%	14.7%	22.3%	11.8%	33.5%
1) Comprises R$ 24 pegged to Libor.

	12/31/2021
	Fair value (1)%		0-30	31-90	91-180	181-365	366-720	Over 720 days
Assets
Swaps – adjustment receivable	38,014	55.0%	1,820	370	837	2,596	7,341	25,050
Option agreements	21,252	30.8%	10,599	3,515	3,788	1,913	683	754
Forwards	3,111	4.5%	1,595	1,167	290	56	3	-
Credit derivatives	242	0.4%	-	-	7	8	22	205
NDF - Non Deliverable Forward	5,943	8.6%	1,193	1,207	1,109	1,053	752	629
Other Derivative Financial Instruments	483	0.7%	285	2	-	6	25	165
Total	69,045	100.0%	15,492	6,261	6,031	5,632	8,826	26,803
% per maturity date			22.4%	9.1%	8.7%	8.2%	12.8%	38.8%

	12/31/2021
	Fair value (1)%		0-30	31-90	91-180	181-365	366-720	Over 720 days
Liabilities
Swaps – adjustment payable	(34,646)	54.9%	(1,562)	(638)	(1,057)	(2,275)	(6,944)	(22,170)
Option agreements	(22,547)	35.7%	(4,086)	(5,170)	(7,479)	(4,247)	(786)	(779)
Forwards	(762)	1.2%	(762)	-	-	-	-	-
Credit derivatives	(198)	0.3%	-	-	(1)	(1)	(8)	(188)
NDF - Non Deliverable Forward	(4,896)	7.7%	(739)	(1,256)	(565)	(1,097)	(822)	(417)
Other Derivative Financial Instruments	(155)	0.2%	(4)	(2)	(6)	(5)	(36)	(102)
Total	(63,204)	100.0%	(7,153)	(7,066)	(9,108)	(7,625)	(8,596)	(23,656)
% per maturity date			11.3%	11.2%	14.4%	12.1%	13.6%	37.4%

b) Derivatives by index and Risk Factor

	Off-balance sheet notional amount	Balance sheet account receivable / (received) (payable) / paid	Adjustment to fair value (in income / stockholders' equity)	Fair value
	12/31/2022
Future contracts	1,020,605	-	-	-
Purchase commitments	418,886	-	-	-
Shares	3,395	-	-	-
Commodities	503	-	-	-
Interest	385,229	-	-	-
Foreign currency	29,759	-	-	-
Commitments to sell	601,719	-	-	-
Shares	11,702	-	-	-
Commodities	3,896	-	-	-
Interest	557,806	-	-	-
Foreign currency	28,315	-	-	-
Swap contracts		2,948	4,886	7,834
Asset position	1,571,025	22,396	24,506	46,902
Commodities	222	1	1	2
Interest	1,509,045	20,913	23,502	44,415
Foreign currency	61,758	1,482	1,003	2,485
Liability position	1,571,025	(19,448)	(19,620)	(39,068)
Shares	1,604	(180)	59	(121)
Commodities	609	(5)	1	(4)
Interest	1,491,476	(18,130)	(18,487)	(36,617)
Foreign currency	77,336	(1,133)	(1,193)	(2,326)
Option contracts	1,352,201	(5,960)	(251)	(6,211)
Purchase commitments – long position	267,199	3,071	(665)	2,406
Shares	131,529	1,786	(131)	1,655
Commodities	2,347	43	(7)	36
Interest	93,795	156	4	160
Foreign currency	39,528	1,086	(531)	555
Commitments to sell – long position	419,044	20,238	1,027	21,265
Shares	138,899	19,592	1,094	20,686
Commodities	904	18	(6)	12
Interest	256,483	51	6	57
Foreign currency	22,758	577	(67)	510
Purchase commitments – short position	223,496	(7,997)	444	(7,553)
Shares	131,361	(4,448)	155	(4,293)
Commodities	2,000	(15)	5	(10)
Interest	64,256	(181)	(5)	(186)
Foreign currency	25,879	(3,353)	289	(3,064)
Commitments to sell – short position	442,462	(21,272)	(1,057)	(22,329)
Shares	137,322	(17,467)	(1,087)	(18,554)
Commodities	963	(32)	10	(22)
Interest	270,585	(66)	(13)	(79)
Foreign currency	33,592	(3,707)	33	(3,674)
Forward operations	4,755	549	(13)	536
Purchases receivable	187	452	(4)	448
Shares	157	157	(5)	152
Interest	30	295	1	296
Purchases payable obligations	-	(30)	-	(30)
Interest	-	(30)	-	(30)
Sales receivable	3,901	153	-	153
Shares	126	124	-	124
Commodities	6	6	-	6
Interest	-	23	-	23
Foreign currency	3,769	-	-	-
Sales deliverable obligations	667	(26)	(9)	(35)
Interest	23	(26)	1	(25)
Foreign currency	644	-	(10)	(10)
Credit derivatives	43,808	(101)	(11)	(112)
Asset position	28,724	542	(50)	492
Shares	2,192	71	15	86
Interest	26,532	471	(65)	406
Liability position	15,084	(643)	39	(604)
Shares	2,846	(58)	(58)	(116)
Interest	12,238	(585)	97	(488)
NDF - Non Deliverable Forward	326,100	(936)	450	(486)
Asset position	162,554	5,808	332	6,140
Shares	2,943	343	(2)	341
Foreign currency	159,611	5,465	334	5,799
Liability position	163,546	(6,744)	118	(6,626)
Commodities	867	(81)	(4)	(85)
Foreign currency	162,679	(6,663)	122	(6,541)
Other derivative financial instruments	8,170	44	(258)	(214)
Asset position	7,261	255	147	402
Shares	1,096	-	61	61
Commodities	72	-	1	1
Interest	6,093	255	85	340
Liability position	909	(211)	(405)	(616)
Shares	467	(1)	(4)	(5)
Commodities	47	(6)	(1)	(7)
Interest	301	(201)	(15)	(216)
Foreign currency	94	(3)	(385)	(388)

	Asset	52,915	25,293	78,208
	Liability	(56,371)	(20,490)	(76,861)
	Total	(3,456)	4,803	1,347

Derivative contracts mature as follows (in days):
Off-balance sheet – notional amount (1)	0 - 30	31 - 180	181 - 365	Over 365 days	12/31/2022
Future contracts	227,878	423,571	216,999	152,157	1,020,605
Swap contracts	267,484	151,436	176,320	975,785	1,571,025
Option contracts	456,100	462,790	374,678	58,633	1,352,201
Forwards (onshore)	1,406	2,637	706	6	4,755
Credit derivatives	3,912	9,578	5,144	25,174	43,808
NDF - Non Deliverable Forward	116,901	111,325	55,411	42,463	326,100
Other derivative financial instruments	131	637	1,012	6,390	8,170

	Off-balance sheet notional amount	Balance sheet account receivable / (received) (payable) / paid	Adjustment to fair value (in income / stockholders' equity)	Fair value
	12/31/2021
Future contracts	857,781	-	-	-
Purchase commitments	470,895	-	-	-
Shares	14,627	-	-	-
Commodities	703	-	-	-
Interest	429,862	-	-	-
Foreign currency	25,703	-	-	-
Commitments to sell	386,886	-	-	-
Shares	14,181	-	-	-
Commodities	3,308	-	-	-
Interest	342,575	-	-	-
Foreign currency	26,822	-	-	-
Swap contracts		(1,861)	5,229	3,368
Asset position	1,338,457	13,410	24,604	38,014
Commodities	2	-	-	-
Interest	1,318,082	10,339	23,835	34,174
Foreign currency	20,373	3,071	769	3,840
Liability position	1,338,457	(15,271)	(19,375)	(34,646)
Shares	497	(37)	(3)	(40)
Commodities	130	-	(1)	(1)
Interest	1,309,778	(13,331)	(19,377)	(32,708)
Foreign currency	28,052	(1,903)	6	(1,897)
Option contracts	1,621,736	154	(1,449)	(1,295)
Purchase commitments – long position	145,412	17,981	1,496	19,477
Shares	11,929	521	1,140	1,661
Commodities	471	20	20	40
Interest	63,697	127	98	225
Foreign currency	69,315	17,313	238	17,551
Commitments to sell – long position	668,380	2,433	(658)	1,775
Shares	18,928	878	339	1,217
Commodities	306	9	(3)	6
Interest	582,086	154	(148)	6
Foreign currency	67,060	1,392	(846)	546
Purchase commitments – short position	79,734	(17,595)	(2,781)	(20,376)
Shares	14,045	(348)	(1,185)	(1,533)
Commodities	274	(8)	(1)	(9)
Interest	3,284	(68)	(48)	(116)
Foreign currency	62,131	(17,171)	(1,547)	(18,718)
Commitments to sell – short position	728,210	(2,665)	494	(2,171)
Shares	16,545	(648)	(368)	(1,016)
Commodities	266	(19)	11	(8)
Interest	642,475	(227)	211	(16)
Foreign currency	68,924	(1,771)	640	(1,131)
Forward operations	26,129	2,362	(13)	2,349
Purchases receivable	1,016	1,186	(27)	1,159
Shares	948	948	(27)	921
Interest	68	238	-	238
Purchases payable obligations	-	(68)	-	(68)
Interest	-	(68)	-	(68)
Sales receivable	20,765	1,938	14	1,952
Shares	1,258	1,244	(1)	1,243
Interest	-	694	-	694
Foreign currency	19,507	-	15	15
Sales deliverable obligations	4,348	(694)	-	(694)
Interest	694	(694)	-	(694)
Foreign currency	3,654	-	-	-
Credit derivatives	21,556	(532)	576	44
Asset position	13,414	(271)	513	242
Shares	1,784	(37)	101	64
Commodities	18	-	-	-
Interest	11,612	(234)	412	178
Liability position	8,142	(261)	63	(198)
Shares	1,865	(63)	17	(46)
Interest	6,277	(198)	46	(152)
NDF - Non Deliverable Forward	278,531	239	808	1,047
Asset position	144,123	5,256	687	5,943
Shares	5	-	-	-
Commodities	2,489	478	(1)	477
Foreign currency	141,629	4,778	688	5,466
Liability position	134,408	(5,017)	121	(4,896)
Commodities	1,104	(50)	3	(47)
Foreign currency	133,304	(4,967)	118	(4,849)
Other derivative financial instruments	6,064	25	303	328
Asset position	5,132	164	319	483
Shares	202	-	8	8
Interest	4,869	161	29	190
Foreign currency	61	3	282	285
Liability position	932	(139)	(16)	(155)
Shares	576	(9)	(12)	(21)
Interest	347	(130)	(3)	(133)
Foreign currency	9	-	(1)	(1)
	Asset	42,097	26,948	69,045
	Liability	(41,710)	(21,494)	(63,204)
	Total	387	5,454	5,841

Derivative contracts mature as follows (in days):
Off-balance sheet – notional amount (1)	0 - 30	31 - 180	181 - 365	Over 365 days	12/31/2021
Future contracts	370,243	248,922	74,456	164,160	857,781
Swap contracts	131,681	155,022	121,040	930,714	1,338,457
Option contracts	1,230,470	268,254	45,731	77,281	1,621,736
Forwards	3,173	13,402	9,551	3	26,129
Credit derivatives	-	6,602	826	14,128	21,556
NDF - Non Deliverable Forward	77,962	113,359	48,091	39,119	278,531
Other derivative financial instruments	199	739	624	4,502	6,064

c) Derivatives by notional amount

See below the composition of the Derivative Financial Instruments portfolio by type of instrument, stated at their notional amounts, per trading location (organized or over-the-counter market) and counterparties.

	12/31/2022
	Future contracts	Swap contracts	Option contracts	Forwards	Credit derivatives	NDF - Non Deliverable Forward	Other derivative financial instruments
Stock exchange	1,020,604	991,559	1,255,056	4,696	17,806	70,562	-
Over-the-counter market	1	579,466	97,145	59	26,002	255,538	8,170
Financial institutions	-	465,917	52,177	53	26,002	117,077	5,938
Companies	1	105,076	43,949	6	-	137,091	2,227
Individuals	-	8,473	1,019	-	-	1,370	5
Total	1,020,605	1,571,025	1,352,201	4,755	43,808	326,100	8,170

	12/31/2021
	Future contracts	Swap contracts	Option contracts	Forwards	Credit derivatives	NDF - Non Deliverable Forward	Other derivative financial instruments
Stock exchange	857,781	817,629	1,530,730	25,368	7,535	65,035	-
Over-the-counter market	-	520,828	91,006	761	14,021	213,496	6,064
Financial institutions	-	413,651	57,540	761	14,021	76,415	4,861
Companies	-	103,758	32,415	-	-	136,270	1,200
Individuals	-	3,419	1,051	-	-	811	3
Total	857,781	1,338,457	1,621,736	26,129	21,556	278,531	6,064

d) Credit derivatives

ITAÚ UNIBANCO HOLDING buys and sells credit protection in order to meet the needs of its customers, to manage and mitigate its portfolios' risk.
CDS (credit default swap) is a credit derivative in which, upon a default related to the reference entity, the protection buyer is entitled to receive, the amount equivalent to the difference between the face value of the CDS contract and the fair value of the liability on the date the contract was settled, also known as the recovered amount. The protection buyer does not need to hold the reference entity's debt instrument in order to receive the amounts due when a credit event occurs, as per the terms of the CDS contract.
TRS (total return swap) is a transaction in which a party swaps the total return of an asset or of a basket of assets for regular cash flows, usually interest and a guarantee against capital loss. In a TRS contract, the parties do not transfer the ownership of the assets.
ITAÚ UNIBANCO HOLDING assesses the risk of a credit derivative based on the credit ratings attributed to the reference entity by independent credit rating agencies. Investment grade entities are those for which credit risk is rated as Baa3 or higher, as rated by Moody's, and BBB- or higher, by Standard & Poor’s and Fitch Ratings.

	12/31/2022
	Maximum potential of future payments, gross	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years
By instrument
CDS	18,156	2,534	6,368	9,176	78
TRS	16,000	16,000	-	-	-
Total by instrument	34,156	18,534	6,368	9,176	78
By risk rating
Investment grade	1,944	218	850	876	-
Below investment grade	32,212	18,316	5,518	8,300	78
Total by risk	34,156	18,534	6,368	9,176	78
By reference entity
Brazilian government	28,988	17,195	4,543	7,172	78
Governments – abroad	280	91	73	116	-
Private entities	4,888	1,248	1,752	1,888	-
Total by entity	34,156	18,534	6,368	9,176	78

	12/31/2021
	Maximum potential of future payments, gross	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years
By instrument
CDS	9,837	1,681	3,566	4,590	-
TRS	5,610	5,610	-	-	-
Total by instrument	15,447	7,291	3,566	4,590	-
By risk rating
Investment grade	516	194	253	69	-
Below investment grade	14,931	7,097	3,313	4,521	-
Total by risk	15,447	7,291	3,566	4,590	-
By reference entity
Brazilian government	11,882	6,144	1,792	3,946	-
Governments – abroad	196	33	102	61	-
Private entities	3,369	1,114	1,672	583	-
Total by entity	15,447	7,291	3,566	4,590	-

The following table presents the notional amount of credit derivatives purchased. The underlying amounts are identical to those for which ITAÚ UNIBANCO HOLDING has sold credit protection.

	12/31/2022
	Notional amount of credit protection sold	Notional amount of credit protection purchased with identical underlying amount	Net position
CDS	(18,156)	9,652	(8,504)
TRS	(16,000)	-	(16,000)
Total	(34,156)	9,652	(24,504)

	12/31/2021
	Notional amount of credit protection sold	Notional amount of credit protection purchased with identical underlying amount	Net position
CDS	(9,837)	6,109	(3,728)
TRS	(5,610)	-	(5,610)
Total	(15,447)	6,109	(9,338)

e) Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements

The following tables set forth the financial assets and liabilities that are subject to offsetting, enforceable master netting arrangements and similar agreements, as well as how these financial assets and liabilities have been presented in ITAÚ UNIBANCO HOLDING's consolidated financial statements. These tables also reflect the amounts of collateral pledged or received in relation to financial assets and liabilities subject to enforceable arrangements that have not been presented on a net basis in accordance with IAS 32.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements:

	12/31/2022
	Gross amount of recognized financial assets (1)	Gross amount offset in the Balance Sheet	Net amount of financial assets presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)		Total
				Financial instruments (3)	Cash collateral received
Securities purchased under agreements to resell	221,776	-	221,776	(3,930)	-	217,846
Derivative financial instruments	78,208	-	78,208	(17,507)	(1,005)	59,696

	12/31/2021
	Gross amount of recognized financial assets (1)	Gross amount offset in the Balance Sheet	Net amount of financial assets presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)		Total
				Financial instruments (3)	Cash collateral received
Securities purchased under agreements to resell	169,711	-	169,711	(3,649)	-	166,062
Derivative financial instruments	69,045	-	69,045	(14,517)	(217)	54,311

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements:
	12/31/2022
	Gross amount of recognized financial liabilities (1)	Gross amount offset in the Balance Sheet	Net amount of financial liabilities presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)		Total
				Financial instruments (3)	Cash collateral pledged
Securities sold under repurchase agreements	293,440	-	293,440	(40,156)	-	253,284
Derivative financial instruments	76,861	-	76,861	(17,507)	-	59,354

	12/31/2021
	Gross amount of recognized financial liabilities (1)	Gross amount offset in the Balance Sheet	Net amount of financial liabilities presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)		Total
				Financial instruments (3)	Cash collateral pledged
Securities sold under repurchase agreements	252,848	-	252,848	(39,317)	-	213,531
Derivative financial instruments	63,204	-	63,204	(14,517)	-	48,687
1) Includes amounts of master offset agreements and other such agreements, both enforceable and unenforceable.
2) Limited to amounts subject to enforceable master offset agreements and other such agreements.
3) Includes amounts subject to enforceable master offset agreements and other such agreements, and guarantees in financial instruments.

Financial assets and financial liabilities are offset in the balance sheet only when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Derivative financial instruments and repurchased agreements not set off in the balance sheet relate to transactions in which there are enforceable master netting agreements or similar agreements, but the offset criteria have not been met in accordance with paragraph 42 of IAS 32 mainly because ITAÚ UNIBANCO HOLDING has no intention to settle on a net basis, or realize the asset and settle the liability simultaneously.